Note 6 – Fixed Assets, net (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Property, Plant and Equipment [Abstract]
Note 6 - Fixed Assets, net - Schedule of Fixed Assets

	September 30, 2025	December 31, 2024
Land	$19,793,362	$—
Building	158,256,285	—
Site improvements	1,127,597	—
Computers	129,753	102,507
Furniture and fixtures	18,333	28,786
Office equipment	127,563	112,111
Leasehold improvements	17,576	12,643
Fixed assets, gross	179,470,469	256,047
Less: accumulated depreciation	(1,617,602)	(112,241)
Fixed assets, net	$177,852,867	$143,806

	December 31, 2024			December 31, 2023
	Cost	Accumulated depreciation	Net Book Value	Cost	Accumulated depreciation	Net Book Value
Computers	$102,507	$71,929	$30,578	$64,615	$44,111	$20,504
Furniture and Fixtures	28,786	12,753	16,033	14,802	2,767	12,035
Office Equipment	112,111	19,495	92,616	34,721	7,053	27,668
Vehicles	—	—	—	90,285	40,629	49,657
Leasehold improvements	12,643	8,064	4,579	13,871	3,052	10,819
	$256,047	$112,241	$143,806	$218,295	$97,612	$120,683